WRL FREEDOM ELITE
                        SUPPLEMENT DATED NOVEMBER 1, 1999
                                       TO
                          PROSPECTUS DATED MAY 1, 1998
                          AS SUPPLEMENTED JUNE 30, 1999

                      FOR USE BY WMA SECURITIES, INC. ONLY

THE FOLLOWING SENTENCE REPLACES THE THIRD PARAGRAPH ON PAGE 4 UNDER THE SECTION ENTITLED "POLICY SUMMARY - THE POLICY IN GENERAL:"

         The minimum specified amount for this Policy when issued is $500,000 for all issue ages.

THE FOLLOWING REPLACES THE THIRD BULLET ON PAGE 7 UNDER THE SECTION ENTITLED "POLICY SUMMARY - DEATH BENEFIT:"

o The minimum specified amount for a Policy is $500,000 for all issue ages. We will state the minimum specified amount in your Policy. You cannot decrease the specified amount below this minimum.

THE FOLLOWING SENTENCE REPLACES THE SECOND AND THIRD SENTENCES IN THE FOURTH PARAGRAPH ON PAGE 20 UNDER THE SECTION ENTITLED "THE POLICY - PURCHASING A POLICY:"

Our current minimum specified amount for a Policy is generally $500,000.


WRL00024-11/99